Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2060 Fund	May 30, 2024
Fidelity Freedom 2060 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	20.59%
Past 5 years	11.30%
Since Inception	8.30%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.68%
F1032
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.41%

[1]	A From July 20, 2017 .